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                                  FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:      (a)

     or fiscal year ending:  12/31/99    (b)

Is this a transition report?:  (Y/N)                                 N

Is this an amendment to a previous filing?  (Y/N)                    N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.
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1.   A.  Registrant Name:   Peoples Benefit Life Insurance Company
                            Separate Account II

     B.  File Number:       811-4734

     C.  Telephone Number:  (502) 560-3009

2.   A.  Street:  4333 Edgewood Road NE
     B.  City:  Cedar Rapids  C. State: Iowa  D. Zip Code:  52499   Zip Ext:
     E.  Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?  (Y/N)        N

4.   Is this the last filing on this form by Registrant?  (Y/N)         N

5.   Is Registrant a small business investment company (SBIC)?  (Y/N)   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)                Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

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For period ending 12/31/99                      If filing more than one
File number 811-4734                            Page 47, "X" box:   [  ]



UNIT INVESTMENT TRUSTS
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111. A.    [/]  Depositor Name:  Peoples Benefit Life Insurance Company

     B.    [/]  File Number (If any):

     C.    [/]  City:  Cedar Rapids    State:  Iowa   Zip Code:      Zip Ext.:

           [/]  Foreign Country:                      Foreign Postal Code:

111. A.    [/]  Depositor Name:

     B.    [/]  File Number (If any):

     C.    [/]  City:                  State:         Zip Code:      Zip Ext.:

           [/]  Foreign Country:                      Foreign Postal Code:

112. A.    [/]  Sponsor Name:

     B.    [/]  File Number (If any):

     C.    [/]  City:                  State:         Zip Code:      Zip Ext.:

           [/]  Foreign Country:                      Foreign Postal Code:

112. A.    [/]  Sponsor Name:

     B.    [/]  File Number (If any):

     C.    [/]  City:                  State:         Zip Code:      Zip Ext.:

           [/]  Foreign Country:                      Foreign Postal Code:

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For period ending 12/31/99                           If filing more than one
File number 811-4734                                 Page 48, "X" box:   [  ]


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113. A.   [/]  Trustee Name:

     B.   [/]  File Number (If any):

     C.   [/]  City:                State:    Zip Code:         Zip Ext.:

          [/]  Foreign Country:               Foreign Postal Code:

113. A.   [/]  Trustee Name:

     B.   [/]  File Number (If any):

     C.   [/]  City:                State:    Zip Code:         Zip Ext.:

          [/]  Foreign Country:               Foreign Postal Code:

114. A.   [/]  Principal Underwriter Name:

     B.   [/]  File Number:  8-_________

     C.   [/]  City:  Cedar Rapids  State:IA  Zip Code: 52499   Zip Ext.: 0001

          [/]  Foreign Country:               Foreign Postal Code:

114. A.   [/]  Principal Underwriter Name:

     B.   [/]  File Number:  8-_________

     C.   [/]  City:                State:    Zip Code:         Zip Ext.:

          [/]  Foreign Country:               Foreign Postal Code:

115. A.   [/]  Independent Public Accountant
                                          Name:  Ernst & Young, LLP

     B.   [/]  City:  Des Moines    State: IA Zip Code:  50309  Zip Ext.:

          [/]  Foreign Country:               Foreign Postal Code:

115. A.   [/]  Independent Public Accountant
                                          Name:

     B.   [/]  City:                State:    Zip Code:         Zip Ext.:

          [/]  Foreign Country:               Foreign Postal Code:

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For period ending 12/31/99                           If filing more than one
File number 811-4734                                 Page 49, "X" box:   [  ]


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116. Family of investment companies information:
     A.    [/]   Is Registrant part of a family of investment companies (Y/N)

     B.    [/]   Identify the family in 10 letters:

           (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.    [/]  Is Registrant a separate account of an insurance company?

     If answer is "Y" (Yes), are any of the following types of contracts funded By the Registrant?:

     B.    [/]  Variable annuity contracts? (Y/N)

     C.    [/]  Scheduled premium variable life contracts?
                (Y/N)

     D.    [/]  Flexible premium variable life contracts?
                (Y/N)

     E.    [/]  Other types of insurance products registered under the
                Securities Act of 1933? (Y/N)

118. [/]   State the number of series existing at the end of the period that had securities registered under the Securities
           Act of 1933                                                         1
                                                                            ----

119. [/]   State the number of new series for which registration
           statements under the Securities Act of 1933 became
           effective during the period                                         0
                                                                            ----

120. [/]   State the total value of the portfolio securities on the
           date of deposit for the new series included in item 119
           ($000's omitted)                                                 $  0
                                                                            ----

121. [/]   State the number of series for which a current prospectus
           was in existence at the end of the period                           0
                                                                            ----

122. [/]   State the number of existing series for which additional
           units were registered under the Securities Act of 1933
           during the current period                                           1
                                                                            ----

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For period ending 12/31/99                         If filing more than one
File number 811-4734                               Page 50, "X" box:   [  ]

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123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                          $21


124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                                $

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
         series of Registrant ($000's omitted)                           $ 1

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                                $ 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of  Total Assets   Total Income
                                      Series     ($000's        Distributions
                                      Investing  omitted)       ($000's omitted)
                                      ---------  ------------   ---------------
A.   U.S. Treasury direct issue                  $              $

B.   U.S. Government agency                      $              $

C.   State and municipal tax-free                $              $

D.   Public utility debt                         $              $

E.   Brokers or dealers debt or debt
     of broker's or dealer's parent              $              $

F.   All other corporate intermed. &
     long-term debt                              $              $

G.   All other corporate short-term              $              $
     debt

H.   Equity securities of brokers or
     dealers or parents of brokers
     or dealers                                  $              $

I.   Investment company equity
     securities                                  $              $


J.   All other equity securities         1       $21,761        $356

K.   Other securities                            $              $

L.   Total assets of all series of       1       $21,761        $356
     registrant

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For period ending 12/31/99                             If filing more than one
File number 811-4734                                   Page 51, "X" box:   [  ]


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128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

     [If answer is "N" (No), go to item 131.]

130 [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                        $321

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

     811-__________   811-__________   811-__________   811-__________

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  This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Louisville       State of:  Kentucky        Date:  February 22, 2000

Name of Registrant, Depositor, or Trustee:  Peoples Benefit Life Insurance
                                            Company Separate Account II


Witness:  /s/  Michele A. Zabel      By:  /s/  Gregory E. Miller-Breetz
          ---------------------           -----------------------------
                                          Assistant Secretary